Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 20	$ 9
At the beginning of the financial year	27	10
At the beginning of the financial year	(7)	(1)
Add: Change in fair value of hedging instrument recognised in OCI	242	(23)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(274)	34
At the end of the financial year	4	(7)
At the end of the financial year	(16)	27
At the end of the financial year	(12)	20
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	40	15
Add: Change in fair value of hedging instrument recognised in OCI	330	(24)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(392)	49
At the end of the financial year	(22)	40
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(13)	(5)
Add: Change in fair value of hedging instrument recognised in OCI	(99)	7
Less: Reclassified from reserves to financial expenses – recognised through OCI	118	(15)
At the end of the financial year	6	(13)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	27	10
Add: Change in fair value of hedging instrument recognised in OCI	231	(17)
Less: Reclassified from reserves to financial expenses – recognised through OCI	(274)	34
At the end of the financial year	(16)	27
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(10)	(1)
Add: Change in fair value of hedging instrument recognised in OCI	16	(9)
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	6	(10)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	3	0
Add: Change in fair value of hedging instrument recognised in OCI	(5)	3
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	(2)	3
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(7)	(1)
Add: Change in fair value of hedging instrument recognised in OCI	11	(6)
Less: Reclassified from reserves to financial expenses – recognised through OCI	0	0
At the end of the financial year	$ 4	$ (7)